Regulatory Requirement	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Regulatory Requirement

15. Regulatory Requirement

As of June 30, 2015, two subsidiaries of the Company are subject to the SEC Uniform Net Capital Rule 15c3-1, which requires the maintenance of minimum net capital of $1.0 million for each of the two broker-dealer subsidiaries. At June 30, 2015, the subsidiaries had net capital of approximately $39.4 million and $8.2 million, which was approximately $38.4 million and $7.2 million in excess of its required net capital of $1.0 million and $1.0 million, respectively. At December 31, 2014, the subsidiaries had net capital of approximately $59.8 million and $8.1 million, which was approximately $58.8 million and $7.1 million in excess of its required net capital of $1.0 million and $1.0 million, respectively.

Pursuant to NYSE and NYSE MKT (formerly NYSE Amex) rules, the Company was required to maintain $3.4 million and $3.7 million of capital in connection with the operation of the Company's Designated Market Maker (“DMM”) business as of June 30, 2015 and December 31, 2014, respectively. The required amount is determined under the exchange rules as the greater of $1 million or 15% of the market value of 60 trading units for each symbol in which the Company is registered as the DMM.

Virtu Financial, LLC and subsidiaries
Regulatory Requirement

16. Regulatory Requirement

As of December 31, 2014, two subsidiaries of the Company are subject to the Securities Exchange Commission (“SEC”) Uniform Net Capital Rule 15c3‑1 which requires the maintenance of minimum net capital of $1.0 million for each of the two broker‑dealer subsidiaries. At December 31, 2014, the subsidiaries had net capital of approximately $59.8 million and $8.1 million, which was approximately $58.8 million and $7.1 million in excess of its required net capital of $1.0 million and $1.0 million, respectively. At December 31, 2013, the subsidiaries had net capital of approximately $49.7 million and $8.0 million, which was approximately $48.7 million and $7.0 million in excess of its required net capital of $1.0 million and $1.0 million, respectively.

Pursuant to NYSE and NYSE MKT (formerly NYSE Amex) rules, the Company is also required to maintain $3.7 million and $4.7 million of capital in connection with the operation of the Company’s DMM business as of December 31, 2014 and 2013, respectively. The required amount is determined under the exchange rules as the greater of $1 million or 15% of the market value of 60 trading units for each symbol in which the Company is registered as the DMM.